Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
SHARE CAPITAL
10.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)	Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2011	2010
Common shares	123,236,813	109,722,975
Securities convertible into common shares
Stock options	8,821,980	6,843,217
Deferred stock units (DSUs)	73,658	68,809

	132,132,451	116,635,001

As at December 31, 2011, no preferred shares or special preferred shares were issued or outstanding.

c)	Common Shares

	Number	Amount
December 31, 2009	102,043,885	$328,654

Issued on sale of shares under Employee Share Purchase Plan	74,800	151
Exercise of options	2,487,990	4,122
Issued on sale of shares in December 2010	5,116,300	20,673
Transfer from contributed surplus on options exercised	—	2,109

December 31, 2010	109,722,975	$355,709

Issued on exercise of stock options	2,599,738	6,086
Issued on sale of shares under Employee Share Purchase Plan	41,800	182
Issued on sale of shares in January 2011	11,400,000	71,992
Repurchased under normal course issuer bid	(527,700)	(2,871)
Transfer to additional paid in capital pursuant to normal course issuer bid	—	1,003
Transfer from additional paid-in capital on exercise of options	—	3,095
Tax benefit related to share issuance costs	—	1,410

December 31, 2011	123,236,813	$436,606

During the year ended December 31, 2011, the Company raised net proceeds of $71,992 (CDN $72,104) (gross proceeds of $76,181 or CDN $75,240) through the sale of 11,400,000 common shares by way of short form prospectus. The financing was priced at $6.68 per common share (CDN $6.60 per common share).

During fiscal 2011, the Company paid four quarterly cash dividends totaling CDN $10,428 (2010 – CDN $4,886). The dividend rate for the quarterly cash dividends was CDN $0.025 per common share. During fiscal 2011, the Company declared dividends totaling CDN $12,313 (2010 – CDN $6,193).

On December 13, 2011, the Company received regulatory approval to make a normal course issuer bid (“Share Bid”) through the facilities of the TSX. Under the Share Bid, the Company plans to purchase up to 6,183,347 common shares, representing up to 5% of the common shares issued and outstanding when the TSX approved the arrangement. The Share Bid commenced on December 15, 2011 and will not extend beyond March 3, 2012. The Company repurchased 527,700 common shares under the Share Bid during the year ended December 31, 2011 for a total of $2,871.

d)	Stock Options

Wi-LAN has an Option Plan, a DSU plan, an Employee Stock Purchase Plan, and a RSU plan for its directors, employees and consultants. The current RSU plan calls for settlement only in cash. The Option Plan, the DSU plan and the Employee Stock Purchase Plan are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU plan limited to 246,348 and under the Employee Purchase Plan limited to 360,800. In addition, 850,000 options granted to the CEO on joining the Company in May 2006 were treated as “inducement options” for the purposes of the TSX and wee excluded from the 10% cap. All “inducement options” were exercised as at December 31, 2010.

The options vest at various times ranging from immediate vesting on grant to vesting over a three year period. Options generally have a six year life.

Option activity for the years ended December 31, 2011 and 2010 was as follows:

		Price per Share			Exercisable Options
	Number of Options	Price Range		Weighted Average	Number	Weighted Average
December 31, 2009	7,845,898	$0.70	$6.34	$2.12	4,011,929	$2.08

Granted	1,861,222	3.12	4.63	4.31
Exercised	(2,487,990)	0.70	3.28	1.69
Forfeited	(375,913)	1.85	3.28	2.23

December 31, 2010	6,843,217	$0.70	$4.63	$2.87	3,185,513	$2.49

Granted	4,871,500	5.34	7.09	5.77
Exercised	(2,599,738)	0.72	5.01	2.30
Forfeited	(292,999)	1.88	5.52	4.13

December 31, 2011	8,821,980	$0.72	$7.09	$4.60	2,657,192	$3.12

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2011	2010
Risk free interest rate	1.9%	2.1%
Volatility	55%	57%
Expected option life (in years)	3.6	3.0
Dividend yield	1.2%	1.1%
Forfeiture rate	8.8%	0.0%

The weighted average fair value per option granted during the year ended December 31, 2011 was CDN $2.32 (2010 – CDN $1.69).

The intrinsic value of options exercised was $11,019 for the year ended December 31, 2011 (2010 – $5,032). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

As of December 31, 2011, there was $9,324 of total unrecognized stock-based compensation costs, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 2.38 years.

Details of the outstanding options at December 31, 2011 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2011	Remaining Term of Options in Years	Weighted Average	Exercisable Options at December 31, 2011	Weighted Average
$—	$1.00	—	0.00	$—	—	$—
1.01	2.00	931,757	2.20	1.82	494,440	1.86
2.01	3.00	1,283,070	3.12	2.56	1,282,237	2.56
3.01	4.00	136,321	4.62	3.40	41,108	3.40
4.01	7.09	6,470,832	5.29	5.42	839,407	4.71

$1.42	$7.09	8,821,980	4.64	$4.60	2,657,192	$3.12

Stock-based compensation expense for the year ended December 31, 2011 was $4,228 (2010 – $1,835). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2011 and 2010:

	2011	2010
Cost of revenue	$748	$423
Research and development	737	271
Marketing, general and administration	2,743	1,141

	$4,228	$1,835

During the year ended December 31, 2011, 292,999 stock options were cancelled as they related to former employees.

e)	Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

DSUs issued and outstanding as at December 31, 2011 were 73,658 (2010 – 68,808). The liability recorded in respect of the outstanding DSUs was $427 as at December 31, 2011 (2010 – $448). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2011, 5,108 DSUs were granted to certain directors in lieu of cash for their quarterly fees earned during the year ended December 31, 2011.

f)	Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of WiLAN’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date.

During the year ended December 31, 2011, the Company granted 342,750 RSUs (2010 – 496,110) and settled 166,845 RSUs (2010 – 3,332). RSUs outstanding as at December 31, 2011 were 556,413 (2010 – 462,120). The liability recorded in respect of the outstanding RSUs was $1,276 as at December 31, 2011 (2010 – $1,567). The change in the liability is recorded as compensation expense.

During the year ended December 31, 2011, 81,612 RSUs (2010 – 33,990) were cancelled as they related to former employees.

g)	Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2011	2010
Basic weighted average common shares outstanding	122,741,326	103,289,548
Effect of options	2,258,318	—

Diluted weighted average common shares outstanding	124,999,644	97,011,499

The effect of options totaling 1,876,025 for fiscal 2010, were anti-dilutive.